Statements of Operation - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Services
Total Revenue
Cost of Goods sold
Gross profit
Operating Expenses
General and administrative	132,856	122,659	142,602
Travel and entertainment		5,952	1,905
Office occupancy	3,000
Total Operating Expenses	135,856	128,611	144,507
Income from operations	(135,856)	(128,611)	(144,507)
Other income (expense)
Interest expense
Other income
Total other income (expense)
Net Income	$ (135,856)	$ (128,611)	$ (144,507)
Basic and diluted net loss per share (in dollars per share)	$ 0	$ (0.01)	$ (0.01)
Basic and diluted weighted average common shares outstanding used in computing net loss per share (in shares)	36,772,000	13,872,000	13,872,000